Parent company only condensed financial information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ (279,655)	¥ (1,811,551)	¥ 1,015,016	¥ 3,569,819
Net cash provided by/(used in) investing activities	(352,381)	(2,282,652)	(13,203,248)	(2,671,052)
Net cash provided by financing activities	725,598	4,700,273	18,392,028	2,795,184
Effect of exchange rate changes on cash and cash equivalents	52,973	343,147	(101,484)	(58,906)
Net increase in cash and cash equivalents	146,535	949,217	6,102,312	3,635,045
Cash and cash equivalents at beginning of year	2,611,171	16,914,651	10,812,339	7,177,294
Cash and cash equivalents at end of year	2,757,706	17,863,868	16,914,651	10,812,339
Parent company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	26,092	169,018	101,150	(1,209)
Net cash provided by/(used in) investing activities	89,513	579,850	(9,069,394)	(5,399,613)
Net cash provided by financing activities	11,688	75,713	17,447,655	2,720,076
Effect of exchange rate changes on cash and cash equivalents	(1,672)	(10,834)	(363,084)	(51,988)
Net increase in cash and cash equivalents	125,621	813,747	8,116,327	(2,732,734)
Cash and cash equivalents at beginning of year	1,254,871	8,128,802	12,475	2,745,209
Cash and cash equivalents at end of year	$ 1,380,492	¥ 8,942,549	¥ 8,128,802	¥ 12,475